Related Party Transactions (Details) - Schedule of balances with related parties - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Amounts due to related parties	¥ 46,478	¥ 30,502
Mr. Guo Yupeng [Member]
Current
Amounts due to related parties	2,000
Mr. Zhao Jishuang [Member]
Current
Amounts due to related parties	30,395	30,502
Met Chain Co., Limited [Member]
Current
Amounts due to related parties	¥ 14,083